Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Available-For-Sale Securities
Available-for-sale securities (see Note (1)(g)) consisted of the following at December 31:

	2012				2011
		Gross Unrealized		Estimated Fair Value		Gross Unrealized		Estimated Fair Value
in thousands	Cost	Gains	(Losses)		Cost	Gains	(Losses)
Equity mutual funds	$44,944	$4,814	$(5)	$49,753	$43,217	$2,037	$(925)	$44,329
Fixed-income mutual funds	84,855	1,436	(21)	86,270	115,699	461	(950)	115,210
Total fluctuating-value mutual funds	$129,799	$6,250	$(26)	$136,023	$158,916	$2,498	$(1,875)	$159,539

Gains and losses on investments
Gains and losses recognized in Gain on securities, net on the Consolidated Statements of Income in connection with investments and economic derivatives held by certain consolidated investment companies consisted of the following for the years ended December 31:

in thousands	2012	2011	2010
Unrealized gain (loss)
Trading securities	$1,614	$(871)	$541
Derivatives[1]	72	(560)	190
Realized gains[2]
Available-for-sale securities	4,439	3,006	1,239
Trading securities	1,200	931	2,045
Derivatives[1]	310	570	720
Purchased loans	0	0	678
Realized losses[2]
Available-for-sale securities	0	0	(6)
Trading securities	(627)	(830)	(958)
Derivatives[1]	(97)	(814)	(907)
Gain on securities, net[3]	$6,911	$1,432	$3,542

1	Amounts related to the settlement of economic derivatives held by certain consolidated sponsored products.

2	Realized gains and losses are computed on a specific-identification basis.

3	Amounts related to consolidated investment companies totaled $2.0 million, $(1.2) million and $1.5 million for 2012, 2011 and 2010, respectively.